                                                    FILE NOS. 333-41622/811-8052

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
          Pre-Effective Amendment No. ___                                    [ ]
          Post-Effective Amendment No. 8                                     [X]

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
                                 Amendment No. 43                            [X]
                        (Check appropriate box or boxes.)

                           SYMETRA SEPARATE ACCOUNT C
                           --------------------------
                           (Exact Name of Registrant)

                         Symetra Life Insurance Company
                         ------------------------------
                               (Name of Depositor)

             5069 154th PLACE N.E., REDMOND, WASHINGTON         98052
             ---------------------------------------------      -----
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000
                                                          --------------

                      Name and Address of Agent for Service
                      -------------------------------------
                             Jacqueline M. Veneziani
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026

Approximate date of Proposed Public Offering .......... As Soon as Practicable
                                                        after Effective Date

It is proposed that this filing will become effective:
     [ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]  On April 29, 2005, pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a) of Rule 485
     [ ]  On ______________ pursuant to paragraph (a) of Rule 485

If appropriate, check the following:
     ________ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      TITLE OF SECURITIES BEING REGISTERED:
             Individual Flexible Premium Variable Annuity Contracts

This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on April 29, 2005 (ACCESSION NUMBER:
0001047469-05-011846).

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                   SUPPLEMENT TO SPINNAKER ADVISOR PROSPECTUS
                         SUPPLEMENT DATED APRIL 29, 2005
               TO PROSPECTUS DATED APRIL 29, 2005 AS SUPPLEMENTED

THE FIRST SENTENCE OF THE SECTION INVESTMENT OPTIONS ON PAGE 1 SHOULD BE REPLACED WITH THE FOLLOWING:

Currently, the separate account invests in 51 sub accounts, however, not all investment options may be available for all policies.

THE FOLLOWING PORTFOLIO OPERATING EXPENSES SHOULD BE ADDED TO THE PORTFOLIO OPERATING EXPENSE TABLE FOUND ON PAGE 5 OF THE PROSPECTUS.

                                                                     DISTRIBUTION
                                                  MANAGEMENT         SERVICE (12b-          OTHER
                                                     FEES              1) FEES             EXPENSES
-------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund (Series I                0.80%              None                   0.36%
shares)(1)
AIM V.I. Health Sciences Fund (Series I                  0.75%              None                   0.36%
Shares)(1)

AIM V.I. Growth Fund (Series I shares)(4)(5)             0.63%              None                   0.28%

Dreyfus VIF - Quality Bond Portfolio --                  0.65%              None                   0.09%
Initial Shares(1)

Federated Capital Income Fund II (1)                     0.75%(7)           0.25%(8)               0.42%(9)

Fidelity VIP Asset Manager Portfolio (1)                 0.53%              None                   0.12%
Fidelity VIP Growth Opportunities                        0.58%              None                   0.14%
Portfolio - Initial Class Shares (5)

ING VP Natural Resources Trust (1)                       1.00%              None                   0.33%

JPMorgan U.S.  Large Cap Core Equity                     0.35%              None                   0.50%(11)
Portfolio (5)

Scudder Variable Series II: Total Return                 0.45%              None                   0.06%
Portfolio(5)(13)(14)
Scudder Variable Series I: International                 0.87%              None                   0.17%
Portfolio (5)(15)

                                                                                           NET TOTAL
                                                                                            ANNUAL
                                                                                           PORTFOLIO
                                                                                           OPERATING
                                                                     CONTRACTUAL        EXPENSES (AFTER
                                                 TOTAL ANNUAL          EXPENSE                ANY
                                                  PORTFOLIO           WAIVER OR          REIMBURSEMENT
                                                  OPERATING          REIMBURSEM           AND WAIVER
                                                  EXPENSES               ENT              AGREEMENTS)
-------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund (Series I                1.16%             -0.05%(2)               1.11%(2)
shares) (1)
AIM V.I. Health Sciences Fund (Series I                  1.11%             -0.01%(3)               1.10%(3)
Shares)(1)

AIM V.I. Growth Fund (Series I shares)(4)(5)             0.91%                 -                   0.91%(6)

Dreyfus VIF - Quality Bond Portfolio --                  0.74%                 -                   0.74%
Initial Shares(1)

Federated Capital Income Fund II (1)                     1.42%                 -                   1.42%

Fidelity VIP Asset Manager Portfolio (1)                 0.65%             -0.01%(10)              0.64%
Fidelity VIP Growth Opportunities                        0.72%             -0.02%(10)              0.70%(10)
Portfolio - Initial Class Shares (5)

ING VP Natural Resources Trust (1)                       1.33%                 -                   1.33%

JPMorgan U.S.  Large Cap Core Equity                     0.85%(12)             -                   0.85%
Portfolio (5)

Scudder Variable Series II: Total Return                 0.51%                 -                   0.51%
Portfolio(5)(13)(14)
Scudder Variable Series I: International                 1.04%                 -                   1.04%
Portfolio (5)(15)

(1) This portfolio is only available if you have been continuously invested in it since April 29, 2005.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisor fees. The fee waiver reflects this agreement.

(3) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisor fees. The fee waiver reflects this agreement.

(4) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(5) This portfolio is only available if you have been continuously invested in it since April 30, 2003.

(6) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds except for AIM V.I. High Yield Fund. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i)

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Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense of short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(7) The Adviser reimbursed certain operating expenses of the Fund. This voluntary reimbursement can be terminated at any time. The management fee paid by the Fund (after the voluntary reimbursement) was 0.61% for the fiscal year ended December 31, 2004.

(8) The Fund's Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2005.

(9) The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) was 0.39% for the fiscal year ended December 31, 2004.

(10) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: 0.64% for the Fidelity VIP Asset Manager portfolio and 0.70% Fidelity VIP Growth Opportunities Portfolio - Initial Class Shares. These offsets may be discontinued at any time.

(11) "Other Expenses" are on expenses incurred in the most recent fiscal year.

(12) Reflects a written agreement pursuant to which JPMorgan Funds Management, Inc. agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses) exceed 0.85% of its average daily net assets through 4/30/06. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

(13) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names, A and B share-classes, respectively: SVS Small Cap Growth (0.72%, 1.09%) and SVS Total Return (0.51%, 0.89%).

(14) Restated and estimated to reflect expenses expected upon consummation of the merger.

(15) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names Scudder VS I: International (1.37%).

The following last sentence of the second paragraph under the Section Allocation of Purchase Payments on page 11 should be deleted.

In addition, if you allocate money to a portfolio that is no longer available, we will apply that portion of your premium to the Fidelity Money Market Portfolio and attempt to contact you for new allocation instructions.

     THE FOLLOWING TABLE SHOULD BE ADDED TO SECTION OF THE TABLE OF VARIABLE
                         INVESTMENT OPTIONS ON PAGE 12.

          THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
               CONTINUOUSLY INVESTED IN THEM SINCE APRIL 29, 2005

            PORTFOLIO NAME                        INVESTMENT OBJECTIVE                            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Aggressive Growth Fund           Long-Term growth of capital.                     A I M Advisors, Inc.
(Series I shares)

AIM V.I. Health Sciences Fund             Growth of Capital                                A I M Advisors, Inc.
(Series I Shares)

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")

Dreyfus VIF - Quality Bond                The portfolio seeks to maximize total            The Dreyfus Corporation
Portfolio - Initial Shares                return, consisting of capital
                                          appreciation and current income. To
                                          pursue this goal, the portfolio normally
                                          invests at least 80% of its assets in
                                          bonds, including corporate bonds,
                                          debentures, notes, mortgage-related
                                          securities, collateralized mortgage
                                          obligations, asset-backed securities,
                                          convertible debt obligations, preferred
                                          stocks, convertible preferred stocks,
                                          municipal obligations and zero coupon
                                          bonds, that, when purchased, are rated A
                                          or better or are the unrated equivalent
                                          as determined by Dreyfus, and in
                                          securities issued or guaranteed by the
                                          U.S. government or its agencies or
                                          instrumentalities, including Treasury
                                          inflation-protection securities.
FEDERATED INSURANCE SERIES

Federated Capital Income Fund II          The Fund's investment objective is to            Federated Equity Management
                                          achieve high current income and moderate         Company of Pennsylvania
                                          capital appreciation.  The Fund pursues          Sub-Advised by: Federated
                                          its investment objective by investing in         Investment Management Company
                                          both equity and fixed income securities
                                          that have high relative income
                                          potential.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity VIP Asset Manager (SM)           Fidelity VIP Asset Manager Portfolio             Fidelity Management & Research
Portfolio                                 seeks to obtain high total return with           Company
                                          reduced risk over the long term by
                                          allocating its assets among stocks,
                                          bonds, and short-term instruments.

ING VP NATURAL RESOURCES TRUST

ING VP Natural Resources Trust            The Fund seeks long-term growth of               ING Investments, LLC
                                          capital through investment primarily in          Sub-Advised by Aeltus Investment
                                          common stocks of companies that own              Management, Inc.

                                          or develop natural resources and other
                                          basic commodities, or supply goods and
                                          services to such companies.  Capital
                                          appreciation will be the primary
                                          determinant of total return and income
                                          is a secondary consideration.  The
                                          investment objective may not be changed
                                          without shareholder approval.

          THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
               CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2003

            PORTFOLIO NAME                        INVESTMENT OBJECTIVE                            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Growth Fund                      Growth of Capital                                A I M Advisors, Inc.
(Series I Shares)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity VIP Growth Opportunities         Fidelity VIP Growth Opportunities                Fidelity Asset Management &
Portfolio                                 Portfolio seeks to provide capital               Research Company
                                          growth.

J.P. MORGAN SERIES TRUST II

JPMorgan U.S. Large Cap Core Equity       The Portfolio seeks to provide high total        J.P. Morgan Investment Management
Portfolio                                 return from a portfolio of selected              Inc., a subsidiary of JPMorgan
                                          equity securities.  Under normal                 Chase & Co.
                                          circumstances, the Portfolio invests at
                                          least 80% of its  assets (net assets plus
                                          the amount of borrowings for investment
                                          purposes) in equity investments of
                                          large-cap U.S. companies.

SCUDDER VARIABLE SERIES I

Scudder Variable Series I: International  The portfolio seeks long-term growth of          Deutsche Investment Management
Portfolio                                 capital primarily through diversified            Americas Inc. is the investment
                                          holdings of marketable foreign equity            advisor for the portfolio.
                                          investments. The portfolio invests               Deutsche Asset Management Services
                                          primarily in common stocks of established        Ltd. is the subadvisor for the
                                          companies listed on foreign exchanges,           portfolio.
                                          which the portfolio management team
                                          believes have favorable characteristics.

SCUDDER VARIABLE SERIES II

Scudder Variable Series II: Total Return  The portfolio seeks high total return, a         Deutsche Investment Management
Portfolio                                 combination of income and capital                Americas Inc. is the investment
                                          appreciation.  The portfolio follows a           advisor for the portfolio.
                                          flexible investment program, investing in        Deutsche Asset Management Services
                                          a mix of growth stocks and bonds.  The           Ltd. is the subadvisor for the
                                          portfolio can buy many types of                  portfolio.
                                          securities, among them common stocks,
                                          convertible securities, corporate
                                          bonds,

                                          US government bonds, and mortgage-
                                          and asset-backed securities.

         THE FOLLOWING TABLE SHOULD BE ADDED TO APPENDIX A ON PAGE A-1.

                                                 2004        2003         2002        2001        2000
AIM V.I. AGGRESSIVE GROWTH FUND (SERIES I SHARES) SUB-ACCOUNT
October 6 value (initial public offering)                                                       $   8.915
December 31 value                              $   6.109   $   5.544   $   4.440   $    5.825   $   7.995
December 31 units                                 81,209      91,346     110,575       63,634       7,886

AIM V.I. GROWTH FUND  (SERIES I SHARES) SUB-ACCOUNT
October 6 value (initial public offering)                                                       $   8.784
December 31 value                              $   4.369   $   4.096   $   3.166   $    4.654   $   7.144
December 31 units                                123,188     133,380     139,963      148,352      17,053

AIM V.I. HEALTH SCIENCES FUND Formerly INVESCO VIF - Health Sciences Fund
May 1 value (initial public offering)                      $   10.00
December 31 value                              $  12.558   $  11.845
December 31 units                                 38,940      17,566

DREYFUS VIF - QUALITY BOND - INITIAL SHARES SUB-ACCOUNT
October 6 value (initial public offering)                                                       $  10.105
December 31 value                              $  12.367   $  12.140   $  11.737   $   11.050   $  10.507
December 31 units                                359,839     446,324     426,465      292,769         779

FEDERATED CAPITAL INCOME  FUND II SUB-ACCOUNT (formerly known as Federated Utility Fund
II)
October 6 value (initial public offering)                                                       $   9.714
December 31 value                              $   7.531   $   6.952   $   5.845   $    7.798   $   9.114
December 31 units                                 18,797      19,578      20,742       16,926          10

FIDELITY VIP GROWTH OPPORTUNITIES SUB-ACCOUNT
October 6 value (initial public offering)                                                       $   9.180
December 31 value                              $   7.417   $   7.020   $   5.484   $    7.120   $   8.412
December 31 units                                 84,307      85,118      70,291       36,997          10

FIDELITY VIP ASSET MANAGER PORTFOLIO
May 1 value (initial public offering)                      $   10.00
December 31 value                              $   8.765   $  11.179
December 31 units                                 11,620       1,707

ING VP NATURAL RESOURCES TRUST
May 1 value (initial public offering)                      $   10.00
December 31 value                              $  15.247   $  13.731
December 31 units                                  6,868       3,147

JPMORGAN U.S. LARGE CAP CORE EQUITY SUB-ACCOUNT (formerly known as JPMorgan U.S.
Disciplined Equity Portfolio)
October 6 value (initial public offering)                                                       $   9.297
December 31 value                              $   7.639   $   7.079   $   5.605   $    7.545   $   8.691
December 31 units                                660,366     756,835     932,299      560,828     124,227

SCUDDER VARIABLE SERIES I BALANCED SUB-ACCOUNT
October 6 value (initial public offering)                                                       $   9.655
December 31 value                              $   8.909   $   8.489   $   7.303   $    8.725   $   9.424

                                                 2004        2003         2002        2001        2000
December 31 units                                368,509     452,475     443,566      263,098      18,223

SCUDDER VARIABLE SERIES I INTERNATIONAL SUB-ACCOUNT
October 6 value (initial public offering)                                                       $   9.331
December 31 value                              $   7.202   $   6.271   $   4.980   $    6.190   $   9.085
December 31 units                                 59,037      61,474      59,591       69,114       9,905

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Redmond, and State of Washington on this 29th day of April, 2005.

                              Symetra Separate Account C
                              --------------------------
                                      Registrant

                              By:  Symetra Life Insurance Company
                                   ------------------------------


                              By:  /S/ RANDALL H. TALBOT
                                   ---------------------
                                   Randall H. Talbot, President


                                   Symetra Life Insurance Company
                                   ------------------------------
                                              Depositor

                              By:  /S/ RANDALL H. TALBOT
                                   ---------------------
                                   Randall H. Talbot, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

NAME                                        TITLE
----                                        -----
/s/ ALLYN D. CLOSE                          Director
------------------------------
Allyn D. Close

/s/ GEORGE C. PAGOS                         Director , Vice President, General Counsel and Secretary
------------------------------
George C. Pagos

/s/ COLLEEN M. MURPHY                       Assistant Vice President, Controller and
---------------------------------           Assistant Secretary
Colleen M. Murphy

/s/ JENNIFER V. DAVIES                      Director
----------------------------
Jennifer V. Davies

/s/ MARGARET A. MEISTER                     Director and Chief Actuary
------------------------------------
Margaret A. Meister

/s/ ROGER F. HARBIN                         Director, Executive Vice President and Treasurer
---------------------
Roger F. Harbin

/s/ RANDALL H. TALBOT                       Director and President
---------------------
Randall H. Talbot

/s/ OSCAR TENGTIO                           Director, Executive Vice President and Chief Financial Officer
---------------------
Oscar Tengtio